LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2016
LONG-TERM INVESTMENTS
Schedule of balance of equity method investments by investee and summarized financial information of the equity method investments

	March 31,
	2015	2016
	RMB	RMB
Beijing Zhishang Education Technology Ltd.	12,396,725	7,701,753
Master Mind Education Company	17,543,789	27,534,547
Beijing Satech Internet Educational Technology Ltd.	5,789,334	4,520,146
Brilent Inc.	—	8,991,040

Total equity method investments	35,729,848	48,747,486

Schedule of summarized financial information of the equity method investments

	Zhishang		Other equity method investments
	March 31,		March 31,
	2015	2016	2015	2016
	RMB	RMB	RMB	RMB
Current assets	28,296,240	16,915,455	21,934,816	30,555,039
Non current assets	445,861	1,519,523	299,538	588,119
Current liabilities	1,193,824	1,319,972	7,532,973	4,300,511
Equity	27,548,277	17,115,006	14,701,381	26,842,647

	Zhishang		Other equity method investments
	Year ended March 31,		Year ended March 31,
	2015	2016	2015	2016
	RMB	RMB	RMB	RMB
Net revenue	—	5,910	143,100	612,939
Cost and operating expenses	2,577,214	11,813,664	3,881,674	26,771,669
Loss before income taxes	(2,451,723)	(10,433,271)	(3,730,703)	(24,963,580)
Net loss	(2,451,723)	(10,433,271)	(3,730,703)	(24,963,580)